Litigation	12 Months Ended
Dec. 31, 2017
Loss Contingency Information About Litigation Matters [Abstract]
Litigation

Note 15. Litigation

Israel Litigation

On or about February 25, 2018, Joseph Payne, a current Director and former CEO of the Company, filed an action in the District Court at Tel Aviv – Yafo against the Company, its board of directors, Dr. Chivukula, and certain officers alleging that the separation agreement the Company entered into with a resigning officer, Dr. Chivukula, was unlawful and void, and seeking a restraining order and temporary remedies against the Company. Later that same day, in response to the plaintiff’s ex parte request, the court issued a temporary restraining order, ordering the Company to preserve the status quo until the court could consider the matter further. On March 1, 2018, the Company filed a request for clarification of and partial relief from this order. On March 5, 2018, the court ruled on the Company’s request, clarifying its temporary restraining order was limited to the remedies sought in the February 25, 2018 motion. On March 12, 2018, the Company filed an opposition to plaintiff's motion for a restraining order. On March 28, 2018, plaintiff filed a motion seeking to extend the temporary restraining order and asking for various remedies related to a then-scheduled May 7, 2018 Extraordinary General Meeting of the Company’s shareholders that the Company noticed on March 11, 2018, including remedies that might affect the agenda of the Extraordinary General Meeting and therefore the language of the proxy, and seeking to restrain certain conduct, including any changes in the Company's share capital, until such Extraordinary General Meeting. The court ordered the Company to file its answer to this motion by April 15, 2018.  On April 8, 2018, the Company filed a notice with the court informing it that, inter alia, due to the fact that Mr. Payne chose to delay his submission of the motion to “expand” the temporary remedies and to question the agenda of the Extraordinary General Meeting – on Friday, April 6, 2018, the Company's Board convened and approved the postponement of the date of the Extraordinary General Meeting, until the court issues a decision on Mr. Payne's motion to 'expand' the temporary remedies. Later that day (April 8, 2018), Mr. Payne moved for another temporary restraining order seeking to prevent the board from delaying the Extraordinary General Meeting.  The Company responded to the motion to extend the temporary restraining on April 15, 2018. On May 13, 2018, the court issued its ruling in the motion to expand the temporary remedies. The court set the agenda of the Extraordinary General Meeting, and ordered the Company to convene a Board meeting within seven days, and to summon an Extraordinary General Meeting within 35 days from that date. In addition, the court ruled that the motion regarding the changes in the Company's share capital will be decided in a hearing scheduled for May 23, 2018.

On April 18, 2018, the Company sent notice of a board meeting scheduled for April 20, 2018 to approve a private placement transaction.  On April 20, 2018, Mr. Payne obtained a temporary restraining order stating that any such approval by the board may be vacated by the court.  On April 22, 2018, the Company filed an opposition to the temporary restraining order, on April 25, 2018 the court held an emergency hearing on the temporary restraining order. On April 26, 2018 Mr. Payne and Dr. Chivukula filed a reply to the Company's opposition, and on April 27, 2018 certain other shareholders filed position statements with the court supporting Mr. Payne. On April 27, 2018, the Company filed a notice. On April 29, 2018, the court ruled that the temporary restraining order would stay in place. On May 2, 2018, the Company submitted a motion to amend the protocol of the hearing that took place on April 25, 2018 and to reconsider the decision of April 29, 2018.  The Company therefore asked the court to direct that cross- examinations will be held on the hearing scheduled for May 9, 2018, and afterwards the court will reconsider the decision of April 29, 2018. The court ordered Mr. Payne to answer the Company's motions from May 2, 2018 by May 6, 2018. On May 6, 2018, the court ordered the Company to respond to Mr. Payne’s answer to the Company's motions from May 2, 2018 by May 8, 2018. Because of the proximity to the day set for hearing, the Company asked the court to schedule another hearing for the cross- examinations. On May 13, 2018, the court denied the Company's motion to amend the protocol of the hearing that took place on April 25, 2018, but granted the Company's motion to reconsider the decision of April 29, 2018 and ordered that cross- examinations will be held on May 23, 2018.

Chivukula Arbitration

On March 21, 2018, the Company filed an arbitration demand before JAMS in San Diego, CA, seeking to arbitrate the validity of the separation agreement and related claims between the Company and Dr. Chivukula. On or about April 10, 2018, Dr. Chivukula filed an objection to the arbitration. On or about April 12, 2018, the Company responded to his objection. On April 20, 2018 JAMS preliminarily rejected the basis for Dr. Chivukula’s objection to the arbitration and appointed Mr. Charles H. Dick, Jr. as the arbitrator. No arbitration date has been scheduled.

California State Court Litigation

On March 27, 2018, the Company and Arcturus Therapeutics, Inc. filed an action in the Superior Court of the State of California, San Diego County captioned Arcturus Therapeutics Ltd.; Arcturus Therapeutics, Inc. v. Joseph E. Payne, Case No. 37-2018-00015271-CU-BC-CTL alleging that Mr. Payne (1) breached his confidentiality and employment agreements, (2) breached his fiduciary duties to the plaintiffs during his service as President and CEO of the plaintiffs and as a director of the plaintiffs’ respective boards of directors, (3) interfered with contractual relations by encouraging Dr. Chivukula, a resigning officer, to breach the consulting agreement entered into by and between Dr. Chivukula and Arcturus Therapeutics, Inc. and the voting trust agreement entered into by and between Dr. Chivukula and the Company, and (4) interfered with prospective business advantage by encouraging Company shareholders to vote against the ratification of the appointment of Ernst & Young LLP in the United States as the Company’s independent auditor. The lawsuit seeks injunctive and monetary relief. Discovery requests have been served on Mr. Payne. The deadline for Mr. Payne to respond to the complaint and the discovery requests is May 15, 2018. A civil case management conference has been set for August 31, 2018.

California Federal Court Litigation

On April 19, 2018, the Company filed an action in the United States District Court, Southern District of California captioned Arcturus Therapeutics, Inc. v. Joseph E. Payne; Peter Farrell; Andrew Sassine; Bradley Sorenson; James Barlow; and Does 1 through 100, Case No. 18cv766-MMA(NLS) alleging that the Defendants have violated and continue to violate Section 13(d) of the Exchange Act, 15 U.S.C. §78m(d), and Regulation 13D by failing to disclose in Schedule 13D filings the existence of group agreements to buy, sell, or vote shares of the Company and effect a change in the composition of the Company’s board of directors. The lawsuit seeks injunctive relief. On April 24, 2018, the Company filed a motion seeking a Temporary Restraining Order, Preliminary Injunction, and Expedited Discovery. On April 25, 2018, the court denied the Company’s request for a Temporary Restraining Order but scheduled a hearing for the Company’s motion for a Preliminary Injunction and Expedited Discovery for May 21, 2018.